Trade and Other Payables	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Trade and Other Payables

16. TRADE AND OTHER PAYABLES

	AS OF DECEMBER 31, 2022	AS OF JUNE 30, 2023
Trade payables	$28,897	27,725
Accrued expenses and other liabilities	23,745	30,671
Accrued interest	7,373	2,317
Restructuring provision	1,156	-
Warranty provision	4,107	3,843
Deferred revenue	999	1,437
Total trade and other payables	$66,277	65,993